PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Receivable from payment processing agencies (1)	$ 224	$ 185
Prepayment to suppliers	3,600	2,902
Rental deposits and prepaid rents	500	386
Deferred expenses	654	622
Others	2,969	1,081
Total	$ 7,947	$ 5,176